January 26, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Aberdeen Funds — Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Aberdeen Funds (the “Trust”), I hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Registrant’s Registration Statement on Form N-14 (the “Registration Statement” relating to the proposed acquisition by the  (1) Aberdeen Dynamic Dividend Fund; (2) Aberdeen Global Infrastructure Fund; (3) Aberdeen High Yield Managed Duration Municipal Fund; (4) Aberdeen International Real Estate Equity Fund; (5) Aberdeen Realty Income & Growth Fund; (6) Aberdeen Income Builder Fund; (7) Aberdeen Ultra Short Municipal Income Fund (each as “Acquiring Fund” and collectively, the “Acquiring Funds”) of separate corresponding series of the Alpine Series Trust, Alpine Equity Trust and Alpine Income Trust as noted in the table below (each, a “Target Fund” and collectively, the “Target Funds”). The Target Funds are being established as shell series to acquire assets in contemplation of a fund reorganization transaction involving the acquisition by each of the Acquiring Funds:

Target Funds Each a Series of Alpine Series Trust	Acquiring Funds Each a Series of Aberdeen Funds
Alpine Dynamic Dividend Fund	Aberdeen Dynamic Dividend Fund
Alpine Rising Dividend Fund	Aberdeen Income Builder Fund

Target Funds Each a Series of Alpine Equity Trust	Acquiring Funds Each a Series of Aberdeen Funds
Alpine Global Infrastructure Fund	Aberdeen Global Infrastructure Fund
Alpine International Real Estate Equity Fund	Aberdeen International Real Estate Equity Fund
Alpine Realty Income & Growth Fund	Aberdeen Realty Income & Growth Fund

Target Funds Each a Series of Alpine Income Trust	Acquiring Funds Each a Series of Aberdeen Funds
Alpine High Yield Managed Duration Municipal Fund	Aberdeen High Yield Managed Duration Municipal Fund
Alpine Ultra Short Municipal Income Fund	Aberdeen Ultra Short Municipal Income Fund

Aberdeen Asset Management Inc.

1735 Market Street, 32nd floor, Philadelphia PA 19103

Telephone: (215) 405-5700

Please do not hesitate to contact the undersigned at 215-405-5757 with any questions or comments concerning this filing.

Sincerely,

/s/ Jennifer M. Rogers
Jennifer M. Rogers

cc:                Lucia Sitar, Aberdeen Asset Management Inc.

Elliot Gluck, Willkie Farr & Gallagher LLP